SCHEDULE OF DISAGGREGATION OF NET SALES DISAGGREGATED BY GEOGRAPHY (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Total revenues	$ 6,202
UNITED STATES
Disaggregation of Revenue [Line Items]
Total revenues	6,153
CANADA
Disaggregation of Revenue [Line Items]
Total revenues	30
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenues	$ 19